INCOME TAXES (Details - Income tax expense) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Current	$ (140,561)	$ 1,766	$ (140,561)	$ (122,380)
Deferred	0	0	0	0
Total income tax expense	$ (140,561)	$ 1,766	$ (140,561)	$ (122,380)